Subsequent Event (Details Textual) - USD ($)		1 Months Ended		3 Months Ended
	Aug. 31, 2019	Jul. 03, 2019	Sep. 26, 2018	Jun. 30, 2019	Mar. 31, 2019	Jun. 30, 2018
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues				$ 1,274,999	$ 152,553
Class of Warrant or Right, Number of Securities Called by Warrants or Rights						22,575
American Depositary Share [Member]
Subsequent Event [Line Items]
Sale of Stock, Price Per Share			$ 2.00
Aspire Capital Fund LLC [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity			$ 20,000,000
Stock Issued During Period, Shares, New Issues			30,000,000
Sale of Stock, Number of Shares Issued in Transaction			25,000,000
Sale of Stock, Price Per Share			$ 0.02
Subsequent Event [Member] | American Depositary Share [Member]
Subsequent Event [Line Items]
Proceeds from Issuance or Sale of Equity		$ 4,500,000
Stock Issued During Period, Shares, New Issues		2,368,392
Sale of Stock, Price Per Share		$ 1.90
Subsequent Event [Member] | Aspire Capital Fund LLC [Member]
Subsequent Event [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	153,333,300	70,000,000
Stock Issued During Period, Value, New Issues	$ 3,452,000
Subsequent Event [Member] | Private Placement [Member] | American Depositary Share [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,184,213
Class Of Warrant Or Right Expire Term		5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 3.00
Class Of Warrant Or Right Expire Date		Jun. 28, 2024
Subsequent Event [Member] | Private Placement [Member] | American Depositary Share [Member] | Agent [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		177,629
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.85
Payments of Stock Issuance Costs		$ 337,496